UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II

                               CLEAR RIVER FUND(R)

                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2010

                                    (GRAPHIC)

                               INVESTMENT ADVISER:

                      LOWRY HILL INVESTMENT ADVISORS, INC.

THE ADVISORS' INNER CIRCLE FUND II                  CLEAR RIVER FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Top Ten Holdings ..........................................................    4
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statement of Changes in Net Assets ........................................   12
Financial Highlights ......................................................   13
Notes to Financial Statements .............................................   14
Disclosure of Fund Expenses ...............................................   23

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-877-333-0246; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND

SHAREHOLDERS' LETTER (UNAUDITED)

TO OUR SHAREHOLDERS

A REVIEW

The Clear River Fund (the "Fund") produced a 8.2% return for the six-month period ended January 31, 2010, the first half of the fund's fiscal year. The global equity markets were driven higher by a rebound in corporate profits and an evidence of economic recovery from depressed levels. The Russell 3000(R) Index, a broad measure of the United States stock market, gained 10.2% for the period. The MSCI EAFE(R) Index, a measure of the international markets posted a 6.9% gain. As a result, the blended benchmark--80/20 Hybrid Russell 3000(R) & MSCI EAFE(R)--gained 9.5% for the six-month period.

The rally was broad-based, with an unusually low dispersion of returns across economic sectors. The Fund produced above-average returns of about 11% from stocks in the financial, consumer staples, energy, health care, industrial, and consumer discretionary sectors. The sectors lagging in performance for the Fund were information technology and telecommunication services.

Good stock selection in the financial sector was led by Aflac, a provider of supplemental health and life insurance, along with PNC Financial Services Group, a banking and money management company. Both of these stocks gained over 50% for the Fund during the period. Also meaningfully contributing to performance were Nestle and Kellogg in the consumer staples sector. The information technology sector performance gained only about 3% and was negatively affected by an operational shortfall at Qualcomm, a wireless communication component supplier, as well as mixed performance at SAP, a German software company, and Taiwan Semiconductor Manufacturing, a manufacturer of integrated circuits.

The benefits of a diversified investment portfolio were again evident during the past six months. International and small capitalization domestic companies, the strongest performing sectors from the previous period, became the lagging sectors of the market in the most recent six months. Meanwhile, the Fund's domestic-focused Special Situations and Income Equity Strategies posted stronger gains during the period. The Fund's 30% weighting in the International Strategy detracted from performance during the past six-month period versus the benchmark return.

In addition to selected changes to individual stocks, we made a couple of other changes during the past six months. In September, we realized profits from the

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND

strong-performing Small Capitalization Strategy, (selling 5% of the portfolio,) and invested proceeds in the Income Equity Strategy where valuations were more attractive. The other change was more strategic: We expanded the REIT (real estate investment trust) Strategy to include a broader range of companies that would be positively affected by higher inflation across several sectors, not just United States real estate prices. The strategy was renamed Real Asset Equity Strategy and now comprises 5% of the Fund. This strategy seeks to identify companies positioned to benefit from higher inflation, including global commodities driven higher by strong global demand.

A LOOK AT THE FUTURE

The next move for the markets will be largely determined by the pace of economic growth, the impact it has on corporate profits, and the future levels of both inflation and interest rates. Historically, economic growth has been sluggish for several quarters following a financial crisis; there is reason to believe that this again will be the case. On the positive side, equity markets react favorably to corporate profits. The outlook for profit growth has improved due to sharp expense controls by many companies. Strong corporate profit growth with sustained low interest rates is a favorable environment for global equity markets.

As in the past, there are longer-term challenges ahead. The new "normal" may be marked by lower growth rates resulting from continued systemic deleveraging, increased government regulation and an aging population. Many of these challenges are well known and may already be discounted in current stock prices.

The Fund currently holds a 30% exposure in international company shares and 10% in domestic small capitalization shares. The remainder is in medium-to large-capitalization domestic companies.

With a focus on long-term results, investing in good businesses at attractive valuation levels will continue to be the foundation of the Fund. We believe that the consistent application of this philosophy, when combined with diversification across a wide spectrum of companies and low portfolio turnover, will lead to attractive long-term results for our investors.

Thank you for investing with the Clear River Fund. We look forward to helping you meet your financial goals.

Lowry Hill Investment Advisors, Inc.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND

                       DEFINITION OF THE COMPARATIVE INDEX

The RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4.4 billion; the median market capitalization was approximately $822.4 million. The index had a total market capitalization range of approximately $317.8 billion to $175.8 million.

The MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. & Canada. The MSCI EAFE(R) INDEX consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

THE ADVISORS' INNER CIRCLE FUND II                  CLEAR RIVER FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

TOP TEN HOLDINGS*

Nestle ADR ............................................................    2.75%
Vanguard Emerging Markets ETF .........................................    2.67%
United Technologies ...................................................    1.94%
Reckitt Benckiser Group ...............................................    1.81%
Diageo ADR ............................................................    1.75%
Aflac .................................................................    1.69%
Medco Health Solutions ................................................    1.64%
iShares MSCI Japan Index Fund .........................................    1.63%
Telefonica ADR ........................................................    1.62%
Republic Services, CI A ...............................................    1.60%

----------
* PERCENTAGES BASED ON TOTAL INVESTMENTS. SHORT-TERM INVESTMENTS ARE NOT SHOWN IN THE TOP TEN HOLDINGS CHART.

EQUITY ALLOCATION**

                                   (PIE CHART)

Growth Equity               29%
Special Situations           5%
Small Cap Equity            11%
Income Equity               19%
Cash Equivalent              1%
International Equity        30%
Real Asset Equity            5%

----------
**   PERCENTAGES BASED ON TOTAL INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  CLEAR RIVER FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

SECTOR WEIGHTINGS +:

                                  (BAR CHART)

Consumer Staples             14.7%
Industrials                  13.8%
Financials                   11.6%
Information Technology       11.5%
Energy                       11.1%
Health Care                   9.2%
Consumer Discretionary        8.9%
Exchange Traded Funds         7.2%
Materials                     3.8%
Utilities                     3.0%
Cash Equivalent               2.8%
Telecommunication Services    2.4%

----------
+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 91.4%

                                                                     SHARES             VALUE
                                                                ---------------   ----------------
CONSUMER DISCRETIONARY -- 9.0%
   Arbitron .................................................            10,933   $        276,714
   GameStop, Cl A* ..........................................             8,701            172,019
   Harte-Hanks ..............................................            14,205            150,005
   John Wiley & Sons, Cl A ..................................             5,374            224,365
   Lowe's ...................................................            20,221            437,785
   McDonald's ...............................................            10,485            654,579
   Men's Wearhouse ..........................................             6,540            131,781
   NIKE, Cl B ...............................................            12,000            765,000
   Nintendo ADR .............................................            22,000            767,800
   Scientific Games, Cl A* ..................................            13,439            189,221
   Sherwin-Williams .........................................             3,279            207,724
   Target ...................................................            11,430            586,016
   VF .......................................................             1,910            137,577
                                                                                  ----------------
                                                                                         4,700,586
                                                                                  ----------------
CONSUMER STAPLES -- 14.9%
   Coca-Cola ................................................            13,287            720,820
   Colgate-Palmolive ........................................             8,182            654,805
   Dean Foods* ..............................................            11,335            199,836
   Diageo ADR ...............................................            13,807            927,692
   Energizer Holdings* ......................................             2,969            164,780
   Kellogg ..................................................            10,066            547,792
   Nestle ADR ...............................................            30,665          1,456,894
   PepsiCo ..................................................             8,446            503,551
   Reckitt Benckiser Group ..................................            18,397            957,874
   Tesco ....................................................           112,164            763,275

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  CLEAR RIVER FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                     SHARES             VALUE
                                                                ---------------   ----------------
CONSUMER STAPLES -- CONTINUED
   Unilever .................................................             6,372   $        194,856
   Wal-Mart Stores ..........................................            12,425            663,867
                                                                                  ----------------
                                                                                         7,756,042
                                                                                  ----------------
ENERGY -- 11.3%
   Apache ...................................................             4,429            437,452
   BP ADR ...................................................            14,111            791,909
   Chevron ..................................................             8,460            610,135
   Core Laboratories ........................................             1,974            230,859
   EnCana ...................................................             3,190             97,582
   Exxon Mobil...............................................             6,345            408,809
   FMC Technologies* ........................................             8,474            450,563
   Noble ....................................................            10,637            428,884
   Occidental Petroleum .....................................             3,032            237,527
   Oceaneering International* ...............................             3,135            171,484
   Southwestern Energy* .....................................             5,307            227,564
   Total ADR ................................................            13,969            804,475
   Transocean* ..............................................             6,388            541,319
   XTO Energy ...............................................            10,165            453,054
                                                                                  ----------------
                                                                                         5,891,616
                                                                                  ----------------
FINANCIALS -- 11.8%
   Aflac ....................................................            18,480            894,986
   Allstate .................................................            22,977            687,702
   American Campus Communities+ .............................             8,607            220,856
   Bank of New York Mellon ..................................            24,438            710,902
   Berkshire Hathaway, Cl B* ................................             2,500            191,075
   Charles Schwab ...........................................            32,308            590,913
   Digital Realty Trust+ ....................................             2,547            122,256
   Federal Realty Investment Trust+ .........................             3,720            239,493
   Goldman Sachs Group ......................................             2,760            410,467
   HSBC Holdings ADR ........................................             9,143            489,242
   Leucadia National* .......................................            11,596            258,939
   Markel* ..................................................               773            251,233
   Morningstar* .............................................             3,808            179,966
   Plum Creek Timber+ .......................................             7,285            263,498
   PNC Financial Services Group .............................             3,786            209,858
   Public Storage+ ..........................................             3,032            240,074
   TCF Financial ............................................            13,443            196,805
                                                                                  ----------------
                                                                                         6,158,265
                                                                                  ----------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  CLEAR RIVER FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                     SHARES             VALUE
                                                                ---------------   ----------------
HEALTH CARE -- 9.3%
   Abbott Laboratories ......................................            10,955   $        579,958
   Johnson & Johnson ........................................            10,746            675,494
   McKesson .................................................             2,230            131,169
   Medco Health Solutions* ..................................            14,099            866,806
   Mednax* ..................................................             4,053            230,453
   Mettler-Toledo International* ............................             2,030            197,864
   Pharmaceutical Product Development .......................             6,288            146,888
   Quest Diagnostics ........................................            13,425            747,370
   Sanofi-Aventis ADR .......................................             4,250            156,442
   Thermo Fisher Scientific* ................................            15,303            706,233
   UnitedHealth Group .......................................             5,835            192,555
   VCA Antech* ..............................................             8,889            225,692
                                                                                  ----------------
                                                                                         4,856,924
                                                                                  ----------------
INDUSTRIALS -- 14.0%
   3M .......................................................             9,045            728,032
   ABB ADR ..................................................            28,826            519,733
   Alexander & Baldwin ......................................             6,608            211,125
   ATC Technology* ..........................................             6,427            140,558
   CH Robinson Worldwide ....................................             9,941            562,959
   Graco ....................................................             4,822            128,699
   Illinois Tool Works ......................................            12,645            551,196
   Komatsu ..................................................            35,359            712,820
   Middleby* ................................................             4,021            181,186
   Orbital Sciences* ........................................            12,190            192,724
   Republic Services, Cl A ..................................            31,668            848,386
   School Specialty* ........................................             5,477            120,987
   Stericycle* ..............................................             3,363            178,004
   Tyco International .......................................            14,060            498,146
   Union Pacific ............................................            11,204            677,842
   United Technologies ......................................            15,184          1,024,616
                                                                                  ----------------
                                                                                         7,277,013
                                                                                  ----------------
INFORMATION TECHNOLOGY -- 11.7%
   Accenture, Cl A ..........................................            19,038            780,368
   ANSYS* ...................................................             4,621            193,435
   Cisco Systems* ...........................................            29,287            658,079
   DealerTrack Holdings* ....................................             7,700            138,369
   Fiserv* ..................................................             3,325            149,758

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  CLEAR RIVER FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                                     SHARES             VALUE
                                                                ---------------   ----------------
INFORMATION TECHNOLOGY -- CONTINUED
   Google, Cl A* ............................................             1,165   $        616,774
   International Business Machines ..........................             5,663            693,095
   NeuStar, Cl A* ...........................................             8,109            182,128
   Nokia ADR ................................................            29,021            397,297
   QUALCOMM .................................................            13,998            548,582
   Rofin-Sinar Technologies* ................................             4,862            106,429
   SAP ADR ..................................................            12,029            545,154
   Taiwan Semiconductor Manufacturing ADR ...................            69,046            701,508
   Wright Express* ..........................................             4,868            142,924
   Zebra Technologies, Cl A* ................................             8,931            233,099
                                                                                  ----------------
                                                                                         6,086,999
                                                                                  ----------------
MATERIALS -- 3.9%
   Barrick Gold .............................................             3,104            108,081
   BHP Billiton ADR .........................................            12,183            845,135
   Compass Minerals International ...........................             1,857            117,065
   Mosaic ...................................................             3,630            194,241
   Nucor ....................................................             3,720            151,776
   Teck Resources, Cl B* ....................................             8,533            280,053
   Thompson Creek Metals* ...................................            19,623            227,627
   Weyerhaeuser .............................................             2,575            102,743
                                                                                  ----------------
                                                                                         2,026,721
                                                                                  ----------------
TELECOMMUNICATION SERVICES -- 2.4%
   Neutral Tandem* ..........................................            11,275            174,311
   NII Holdings* ............................................             7,175            234,910
   Telefonica ADR ...........................................            11,946            855,334
                                                                                  ----------------
                                                                                         1,264,555
                                                                                  ----------------
UTILITIES -- 3.1%
   Edison International .....................................            23,955            798,180
   UGI ......................................................             8,613            211,105
   Xcel Energy ..............................................            28,036            582,588
                                                                                  ----------------
                                                                                         1,591,873
                                                                                  ----------------
   TOTAL COMMON STOCK
      (Cost $39,088,470) ....................................                           47,610,594
                                                                                  ----------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  CLEAR RIVER FUND
                                                    JANUARY 31, 2010 (UNAUDITED)

EXCHANGE TRADED FUNDS -- 7.4%

                                                                     SHARES             VALUE
                                                                ---------------   ----------------
   iShares Barclays 1-3 Year Treasury Bond Fund .............             3,177   $        265,629
   iShares Barclays Short Treasury Bond Fund ................             1,169            128,847
   iShares MSCI Brazil Index Fund ...........................             6,901            446,357
   iShares MSCI EAFE Index Fund .............................             7,525            394,912
   iShares MSCI Japan Index Fund ............................            87,863            864,572
   SPDR Barclays Capital 1-3 Month Treasury Bill ETF ........             1,061             48,668
   SPDR S&P 500 ETF Trust ...................................             2,537            272,398
   Vanguard Emerging Markets ETF ............................            36,870          1,411,383
                                                                                  ----------------
   TOTAL EXCHANGE TRADED FUNDS ..............................
      (Cost $2,937,157) .....................................                            3,832,766
                                                                                  ----------------
CASH EQUIVALENT -- 2.8% .....................................
   BlackRock Liquidity Funds TempFund .......................
      Portfolio -- Institutional, 0.110% (A)
      (Cost $1,473,710) .....................................         1,473,710          1,473,710
                                                                                  ----------------
TOTAL INVESTMENTS--101.6%
   (Cost $43,499,337) .......................................                     $     52,917,070
                                                                                  ================

Percentages are based on Net Assets of $52,113,845.

*    Non-income producing security.

+    Real Estate Investment Trust

(A) -- The rate shown represents the 7-day effective yield as of January 31, 2010.

ADR -- American Depositary Receipt

Cl -- Class

EAFE -- Europe, Australasia, Far East

ETF -- Exchange Traded Fund

MSCI -- Morgan Stanley Capital International

S&P -- Standard & Poor's

SPDR -- Standard & Poor's Depository Receipts

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 CLEAR RIVER FUND
                                                   JANUARY 31, 2010 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


ASSETS:
Investments at Value (Cost $43,499,337) .......................................   $     52,917,070
Cash ..........................................................................              7,546
Receivable for Investment Securities Sold .....................................          1,471,399
Receivable for Capital Shares Sold ............................................            100,027
Receivable for Dividends and Interest .........................................             26,163
Receivable for Dividend Tax Reclaims ..........................................              5,849
Deferred Offering Costs (See Note 2) ..........................................                590
Prepaid Expenses ..............................................................             14,953
                                                                                  ----------------
   TOTAL ASSETS ...............................................................         54,543,597
                                                                                  ----------------
LIABILITIES:
Payable for Investment Securities Purchased ...................................          2,340,493
Payable due to Investment Adviser .............................................             23,331
Payable due to Administrator ..................................................              8,493
Chief Compliance Officer Fees Payable .........................................              4,990
Payable due to Trustees .......................................................              1,687
Payable for Capital Shares Redeemed ...........................................                 53
Other Accrued Expenses ........................................................             50,705
                                                                                  ----------------
   TOTAL LIABILITIES ..........................................................          2,429,752
                                                                                  ----------------
NET ASSETS ....................................................................   $     52,113,845
                                                                                  ================
NET ASSETS CONSISTS OF:
Paid-in Capital ...............................................................   $     45,219,676
Distributions in Excess of Net Investment Income ..............................            (28,574)
Accumulated Net Realized Loss on Investments and Foreign Currency..............
   Transactions ...............................................................         (2,494,990)
Net Unrealized Appreciation on Investments ....................................          9,417,733
                                                                                  ----------------
   NET ASSETS .................................................................   $     52,113,845
                                                                                  ================
INVESTOR CLASS SHARES:
   Shares Issued and Outstanding
      (unlimited authorization -- no par value) ...............................          3,908,463
NET ASSET VALUE, Offering and Redemption Price Per Share ......................   $          13.33
                                                                                  ================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 CLEAR RIVER FUND FOR
                                                   THE SIX MONTHS ENDED
                                                   JANUARY 31, 2010 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends .....................................................................   $        500,753
Less: Foreign Taxes Withheld ..................................................             (1,311)
                                                                                  ----------------
   TOTAL INVESTMENT INCOME ....................................................            499,442
                                                                                  ----------------
EXPENSES
Investment Advisory Fees ......................................................            215,880
Administration Fees ...........................................................             50,410
Chief Compliance Officer Fees .................................................              3,768
Trustees' Fees ................................................................              3,497
Deferred Offering Costs (See Note 2) ..........................................             36,198
Legal Fees ....................................................................             23,101
Transfer Agent Fees ...........................................................             21,649
Printing Fees .................................................................             17,644
Audit Fees ....................................................................             11,248
Custodian Fees ................................................................              5,079
Registration Fees .............................................................              5,012
Insurance and Other Expenses                                                                 4,952
                                                                                  ----------------
   TOTAL EXPENSES .............................................................            398,438
                                                                                  ----------------
Less: Investment Advisory Fees Waived (See Note 5) ............................            (93,607)
      Fees Paid Indirectly (See Note 4) .......................................                (54)
                                                                                  ----------------
   NET EXPENSES ...............................................................            304,777
                                                                                  ----------------
NET INVESTMENT INCOME .........................................................            194,665
                                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS
   Net Realized Gain on Investments ...........................................          1,617,871
   Net Realized Loss on Foreign Currency Transactions .........................               (762)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ........          1,950,177
                                                                                  ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS ...............................................................          3,567,286
                                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $      3,761,951
                                                                                  ================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED              PERIOD
                                                                  JANUARY 31,           ENDED
                                                                     2010             JULY 31,
                                                                  (UNAUDITED)           2009*
                                                                ---------------   ----------------
OPERATIONS:
   Net Investment Income ....................................   $       194,665   $        246,849
   Net Realized Gain (Loss) on Investments and Foreign
      Currency Transactions .................................         1,617,109         (4,132,570)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ........................................         1,950,177         12,639,918
                                                                ---------------   ----------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................         3,761,951          8,754,197
                                                                ---------------   ----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income ....................................          (232,377)          (217,240)
                                                                ---------------   ----------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS .....................          (232,377)          (217,240)
                                                                ---------------   ----------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................................         3,879,745         11,685,394
   Issued through In-Kind Transfer** ........................              --           27,344,764
   Reinvestment of Distributions ............................            75,659             72,501
   Redeemed .................................................        (1,519,363)        (1,491,386)
                                                                ---------------   ----------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ..........................................         2,436,041         37,611,273
                                                                ---------------   ----------------
      TOTAL INCREASE IN NET ASSETS ..........................         5,965,615         46,148,230
                                                                ---------------   ----------------
NET ASSETS:
   Beginning of period ......................................        46,148,230               --
                                                                ---------------   ----------------
   End of period (including (distributions in
      excess of)/undistributed net investment income of
      ($28,574) and $9,138, respectively) ...................   $    52,113,845   $     46,148,230
                                                                ===============   ================
SHARE TRANSACTIONS:
   Issued ...................................................           285,243          1,131,567
   Issued through In-Kind Transfer** ........................              --            2,734,476
   Reinvestment of Distributions ............................             5,530              6,669
   Redeemed .................................................          (112,905)          (142,117)
                                                                ---------------   ----------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ..........................................           177,868          3,730,595
                                                                ===============   ================

*    FUND COMMENCED OPERATIONS ON FEBRUARY 3, 2009.

**   SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  SIX MONTHS
                                                                     ENDED            PERIOD
                                                                  JANUARY 31,          ENDED
                                                                     2010             JULY 31,
                                                                  (UNAUDITED)          2009(2)
                                                                ---------------   ----------------
Net Asset Value, Beginning of Period ........................   $         12.37   $          10.00
                                                                ---------------   ----------------
Income from Operations:
Net Investment Income(1) ....................................              0.05               0.07
Net Realized and Unrealized Gain on Investments .............              0.97               2.36
                                                                ---------------   ----------------
Total from Operations .......................................              1.02               2.43
                                                                ---------------   ----------------
Dividends and Distributions from:
   Net Investment Income ....................................             (0.06)             (0.06)
                                                                ---------------   ----------------
Net Asset Value, End of Period ..............................   $         13.33   $          12.37
                                                                ===============   ================
TOTAL RETURN+ ...............................................              8.24%             24.37%
                                                                ===============   ================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......................   $        52,114   $         46,148
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements,
   excluding fees paid indirectly) ..........................              1.20%*             1.20%*
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements and
   fees paid indirectly) ....................................              1.20%*             1.20%*
Ratio of Expenses to Average Net Assets (excluding waivers,
   reimbursements and fees paid indirectly) .................              1.57%*             1.82%*
Ratio of Net Investment Income to Average Net Assets ........              0.77%*             1.32%*
Portfolio Turnover Rate++ ...................................                21%                39%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(2)  FUND COMMENCED OPERATIONS ON FEBRUARY 3, 2009.

*    ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-nine funds. The financial statements herein are those of the Clear River Fund (the "Fund"). The investment objective of the Fund is long-term capital growth on a tax-efficient basis while providing moderate current income. The Fund utilizes a combination of six distinct and complementary investment strategies (Growth Equity 10%-40%, Income Equity 5%-25%, International Equity 10%-40%, Real Asset Equity 0%-20%, Small Cap Equity 5%-30% and Special Situations 0%-10%). Each strategy contains a relatively small, focused group of securities selected by the Adviser based on its research and fundamental analysis of individual companies, specifically targeting those with clear competitive advantages, exceptional management and strong fundamentals. The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund currently offers Investor Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

     such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2010, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of January 31, 2010, all of the Fund's investments are Level 1. For more details of the investment classification, reference the Schedule of Investments.

     For the six-month period ended January 31, 2010, there have been no significant changes to the Fund's fair value methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more likely than not" (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

     on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign-currency-exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward-currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, using the current forward rate, and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of January 31, 2010, there were no open forward foreign-currency-exchange contracts.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     REAL ESTATE INVESTMENT TRUSTS ("REITS") -- Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     DEFERRED OFFERING COSTS -- Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of January 31, 2010, the remaining amount still to be amortized for the Fund was $590.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than 90 days. For the six-month period ended January 31, 2010, there were no redemption fees retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

Wells Fargo Bank, N.A., acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are paid on the basis of net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $100 million of the Fund's average daily net assets;

     0.10% on the next $150 million of the Fund's average daily net assets;

     0.08% on the next $250 million of the Fund's average daily net assets; and

     0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000 per portfolio, up to three portfolios; or $90,000 per portfolio for four or more portfolios. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six-month period ended January 31, 2010, the Fund earned credits of $54 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Lowry Hill Investment Advisors, Inc (the "Adviser"), a wholly owned subsidiary of the Custodian, serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Investor shares of the Fund's (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to 1.20% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.20% to recapture all or a portion of its prior fee reductions or expense limitation

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

reimbursements made during the preceding three-year period. As of January 31, 2010, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $210,002, expiring in 2013.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $13,234,513 and $10,224,801, respectively, for the six-month period ended January 31, 2010. There were no purchases or sales of long-term U.S. Government securities by the Fund.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the Fund declared during the period ended July 31, 2009, was as follows:

           ORDINARY     LONG-TERM
            INCOME    CAPITAL GAINS     TOTAL
           --------   -------------   --------
2009       $217,240        $--        $217,240

As of July 31, 2009, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income   $    32,208
Post-October Losses              (3,476,650)
Post-October Currency Losses        (23,070)
Unrealized Appreciation           6,832,107
                                -----------
Total Distributable Earnings    $ 3,364,595
                                ===========

Post-October losses and post-October currency losses represent losses realized on investment transactions and on foreign currency transactions, respectively,

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

from February 3, 2009, through July 31, 2009, that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Fund at January 31, 2010, was as follows:

               AGGREGATE       AGGREGATE
                 GROSS           GROSS          NET
FEDERAL        UNREALIZED     UNREALIZED     UNREALIZED
TAX COST      APPRECIATION   DEPRECIATION   APPRECIATION
--------      ------------   ------------   ------------
$43,499,337    $9,891,162     $(473,429)     $9,417,733

8. CREDIT RISK:

In the normal course of business, the Fund enters into contracts that provide general indemnifications.The Fund's maximum exposure under these arrangements are dependent on future claims that may be made against the Fund and, therefore, cannot be established. However, based on experience, the risk of loss from such claims is considered remote.

The Fund may invest in Exchange Traded Funds ("ETF"). An ETF is a pooled investment vehicle, such as a registered investment company or a grantor trust, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. The Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended. These ETFs typically hold commodities (such as gold or oil), currency or other property that is itself not a security. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

9. IN-KIND TRANSFER:

During the period ended July 31, 2009, the Fund issued shares of beneficial interest in exchange for securities. The securities were exchanged on a tax-free basis on the date of transaction. The details of the in-kind transfer were as follows:

                                                  UNREALIZED
TRANSACTION DATE   SHARES ISSUED      VALUE      DEPRECIATION
----------------   -------------   -----------   ------------
February 3, 2009     2,734,476     $27,344,764    $(5,172,362)

10. RECENT ACCOUNTING PRONOUNCEMENTS:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosures requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENT:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2010.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                              CLEAR RIVER FUND
                                                                JANUARY 31, 2010

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                          BEGINNING    ENDING                  EXPENSE
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                            VALUE       VALUE       EXPENSE     DURING
                          08/01/09    01/31/10      RATIOS     PERIOD*
                          ---------   --------    ----------   -------
ACTUAL PORTFOLIO RETURN   $1,000.00   $1,082.40      1.20%      $6.30
HYPOTHETICAL 5% RETURN     1,000.00    1,019.16      1.20        6.11

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                      NOTES

                                      NOTES

                                      NOTES

                                      NOTES

                                CLEAR RIVER FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-333-0246
                             www.clearriverfund.com

                                    ADVISER:
                      Lowry Hill Investment Advisors, Inc.
                             90 South Seventh Street
                                   Suite 5300
                              Minneapolis, MN 55402

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                        Briggs, Bunting & Dougherty, LLP
                         1835 Market Street, 26th Floor
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

LHI-SA-001-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: April 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: April 7, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: April 7, 2010